Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Net assets (liabilities) [abstract]
Derivative financial assets	£ 253,614		£ 256,836
Derivative financial liabilities	(242,136)		£ (250,044)
Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	19,378
Ending balance, financial assets	23,531
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(6,243)
Ending balance, financial liabilities	(7,212)
Recurring fair value measurement | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities)	13,135	£ 13,326
Purchases, fair value measurement, assets (liabilities) net	7,559	3,947
Sales, fair value measurement, assets (liabilities) net	(2,457)	(2,844)
Issues, fair value measurement, assets (liabilities) net	(646)	(226)
Settlements, fair value measurement, assets (liabilities) net	(1,247)	(1,245)
Total gains or losses recognised in OCI, assets (liabilities) net	0	(2)
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	443	1,394
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(417)	96
Ending balance, assets (liabilities)	16,319	14,046
Derivative financial assets	2,833	4,532
Derivative financial liabilities	(4,335)	(5,269)
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Total gains and losses in the period recognised in the income statement, assets (liabilities) net	(215)	(356)
Recurring fair value measurement | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Total gains and losses in the period recognised in the income statement, assets (liabilities) net	164	(44)
Recurring fair value measurement | Investment property | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	2	5
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	(1)	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	1	2
Recurring fair value measurement | Investment property | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Recurring fair value measurement | Investment property | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	(3)
Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities)	(1,113)	(1,189)
Purchases, fair value measurement, assets (liabilities) net	(182)	(279)
Sales, fair value measurement, assets (liabilities) net	32	5
Issues, fair value measurement, assets (liabilities) net	(19)	0
Settlements, fair value measurement, assets (liabilities) net	(169)	(47)
Total gains or losses recognised in OCI, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	21	504
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	109	459
Ending balance, assets (liabilities)	(1,502)	(735)
Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Total gains and losses in the period recognised in the income statement, assets (liabilities) net	(181)	(188)
Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Total gains and losses in the period recognised in the income statement, assets (liabilities) net	0	0
Trading portfolio liabilities | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(368)	(56)
Purchases, fair value measurement, liabilities	(24)	(16)
Sales, fair value measurement, liabilities	17	4
Issues, fair value measurement, liabilities	0	0
Settlements, fair value measurement, liabilities	0	0
Total gains or losses recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(34)	(8)
Transfers out of Level 3 of fair value hierarchy, liabilities	6	9
Ending balance, financial liabilities	(385)	(52)
Trading portfolio liabilities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category trading
Categories of financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	18	15
Trading portfolio liabilities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category other income
Categories of financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	0	0
Financial liabilities designated at fair value | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(1,222)	(1,050)
Purchases, fair value measurement, liabilities	(6)	0
Sales, fair value measurement, liabilities	28	0
Issues, fair value measurement, liabilities	(627)	(226)
Settlements, fair value measurement, liabilities	16	0
Total gains or losses recognised in OCI, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	(881)	(290)
Transfers out of Level 3 of fair value hierarchy, liabilities	248	463
Ending balance, financial liabilities	(2,492)	(1,100)
Financial liabilities designated at fair value | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category trading
Categories of financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	(27)	4
Financial liabilities designated at fair value | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial liabilities at fair value through profit or loss, category other income
Categories of financial liabilities [abstract]
Total gains and losses in the period recognised in the income statement, liabilities	(21)	(1)
Interest rate derivatives | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	2,211
Ending balance, financial assets	1,623
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(1,701)
Ending balance, financial liabilities	(1,538)
Interest rate derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities)	510	(496)
Purchases, fair value measurement, assets (liabilities) net	10	2
Sales, fair value measurement, assets (liabilities) net	0	0
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	(135)	19
Total gains or losses recognised in OCI, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	31	544
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(173)	446
Ending balance, assets (liabilities)	85	480
Interest rate derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Total gains and losses in the period recognised in the income statement, assets (liabilities) net	(158)	(35)
Interest rate derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Total gains and losses in the period recognised in the income statement, assets (liabilities) net	0	0
Foreign exchange derivatives | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	111
Ending balance, financial assets	175
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(91)
Ending balance, financial liabilities	(118)
Foreign exchange derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities)	20	39
Purchases, fair value measurement, assets (liabilities) net	(1)	0
Sales, fair value measurement, assets (liabilities) net	(1)	0
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	19	0
Total gains or losses recognised in OCI, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	21	12
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	(7)	(15)
Ending balance, assets (liabilities)	57	5
Foreign exchange derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Total gains and losses in the period recognised in the income statement, assets (liabilities) net	6	(31)
Foreign exchange derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Total gains and losses in the period recognised in the income statement, assets (liabilities) net	0	0
Credit derivatives | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	241
Ending balance, financial assets	216
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(820)
Ending balance, financial liabilities	(798)
Credit derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities)	(579)	(313)
Purchases, fair value measurement, assets (liabilities) net	5	(191)
Sales, fair value measurement, assets (liabilities) net	33	5
Issues, fair value measurement, assets (liabilities) net	0	0
Settlements, fair value measurement, assets (liabilities) net	0	66
Total gains or losses recognised in OCI, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	(22)	52
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	3	16
Ending balance, assets (liabilities)	(582)	(352)
Credit derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Total gains and losses in the period recognised in the income statement, assets (liabilities) net	(22)	13
Credit derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Total gains and losses in the period recognised in the income statement, assets (liabilities) net	0	0
Equity derivatives | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	977
Ending balance, financial assets	819
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(2,041)
Ending balance, financial liabilities	(1,881)
Equity derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3)
Net assets (liabilities) [abstract]
Beginning balance, assets (liabilities)	(1,064)	(419)
Purchases, fair value measurement, assets (liabilities) net	(196)	(90)
Sales, fair value measurement, assets (liabilities) net	0	0
Issues, fair value measurement, assets (liabilities) net	(19)	0
Settlements, fair value measurement, assets (liabilities) net	(53)	(132)
Total gains or losses recognised in OCI, assets (liabilities) net	0	0
Transfers into Level 3 of fair value hierarchy, assets (liabilities) net	(9)	(104)
Transfers out of Level 3 of fair value hierarchy, assets (liabilities) net	286	12
Ending balance, assets (liabilities)	(1,062)	(868)
Equity derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category trading income
Net assets (liabilities) [abstract]
Total gains and losses in the period recognised in the income statement, assets (liabilities) net	(7)	(135)
Equity derivatives | Recurring fair value measurement | Net derivative financial instruments | Significant unobservable inputs (Level 3) | Net assets (liabilities) at fair value through profit or loss, category other income
Net assets (liabilities) [abstract]
Total gains and losses in the period recognised in the income statement, assets (liabilities) net	0	0
Corporate debt | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	1,867
Ending balance, financial assets	2,261
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(352)
Ending balance, financial liabilities	(353)
Loans | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	10,614
Ending balance, financial assets	12,932
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	0
Asset backed securities | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	603
Ending balance, financial assets	2,145
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	0
Ending balance, financial liabilities	(2)
Private equity investments | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	1,375
Ending balance, financial assets	1,128
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(10)
Ending balance, financial liabilities	(18)
Reverse repurchase and repurchase agreements | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	209
Ending balance, financial assets	620
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(517)
Ending balance, financial liabilities	(934)
Other | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	1,170
Ending balance, financial assets	1,612
Categories of financial liabilities [abstract]
Beginning balance, financial liabilities	(74)
Ending balance, financial liabilities	(31)
Trading portfolio assets | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	6,509	6,480
Purchases, fair value measurement, assets	3,113	2,285
Sales, fair value measurement, assets	(1,007)	(1,876)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(714)	(402)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	1,046	1,022
Transfers out of Level 3 of fair value hierarchy, assets	(214)	(676)
Ending balance, financial assets	8,726	6,799
Trading portfolio assets | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(7)	(34)
Trading portfolio assets | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	681	597
Purchases, fair value measurement, assets	831	336
Sales, fair value measurement, assets	(225)	(118)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(49)	(53)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	144	36
Transfers out of Level 3 of fair value hierarchy, assets	(21)	(29)
Ending balance, financial assets	1,305	774
Trading portfolio assets | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(56)	5
Trading portfolio assets | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Loans | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	4,469	4,837
Purchases, fair value measurement, assets	1,478	919
Sales, fair value measurement, assets	(247)	(1,152)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(661)	(311)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	139	556
Transfers out of Level 3 of fair value hierarchy, assets	(10)	(334)
Ending balance, financial assets	5,210	4,519
Trading portfolio assets | Loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	42	4
Trading portfolio assets | Loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Trading portfolio assets | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	318	175
Purchases, fair value measurement, assets	39	324
Sales, fair value measurement, assets	(196)	(278)
Issues, fair value measurement, assets	0
Settlements, fair value measurement, assets	0
Total gains or losses recognised in OCI, assets	0
Transfers into Level 3 of fair value hierarchy, assets	611	288
Transfers out of Level 3 of fair value hierarchy, assets	(65)	(60)
Ending balance, financial assets	730	438
Trading portfolio assets | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	23	(11)
Trading portfolio assets | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0
Trading portfolio assets | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	1,041	871
Purchases, fair value measurement, assets	765	706
Sales, fair value measurement, assets	(339)	(328)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(4)	(38)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	152	142
Transfers out of Level 3 of fair value hierarchy, assets	(118)	(253)
Ending balance, financial assets	1,481	1,068
Trading portfolio assets | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(16)	(32)
Trading portfolio assets | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through the income statement | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	8,249	9,125
Purchases, fair value measurement, assets	2,804	1,897
Sales, fair value measurement, assets	(1,484)	(977)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(380)	(795)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	291	120
Transfers out of Level 3 of fair value hierarchy, assets	(118)	(159)
Ending balance, financial assets	9,517	9,018
Financial assets at fair value through the income statement | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(19)	(153)
Financial assets at fair value through the income statement | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	174	(40)
Financial assets at fair value through the income statement | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	888	1,079
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	(2)	(120)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	906	936
Financial assets at fair value through the income statement | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	13	(20)
Financial assets at fair value through the income statement | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	7	(3)
Financial assets at fair value through the income statement | Loans | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	5,612	6,396
Purchases, fair value measurement, assets	1,760	1,837
Sales, fair value measurement, assets	(999)	(823)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(344)	(771)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	139	50
Transfers out of Level 3 of fair value hierarchy, assets	(70)	(114)
Ending balance, financial assets	6,080	6,476
Financial assets at fair value through the income statement | Loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	(36)	(57)
Financial assets at fair value through the income statement | Loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	18	(42)
Financial assets at fair value through the income statement | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	85	192
Purchases, fair value measurement, assets	590	10
Sales, fair value measurement, assets	(1)	(4)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(12)	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	9	21
Transfers out of Level 3 of fair value hierarchy, assets	(14)	(16)
Ending balance, financial assets	658	190
Financial assets at fair value through the income statement | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	1	(13)
Financial assets at fair value through the income statement | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	1,371	1,284
Purchases, fair value measurement, assets	112	50
Sales, fair value measurement, assets	(482)	(22)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(17)	(3)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	2
Transfers out of Level 3 of fair value hierarchy, assets	(3)	0
Ending balance, financial assets	1,124	1,275
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	3	(50)
Financial assets at fair value through the income statement | Private equity investments | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	140	14
Financial assets at fair value through the income statement | Reverse repurchase and repurchase agreements | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	209	38
Purchases, fair value measurement, assets	297	0
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	141	46
Transfers out of Level 3 of fair value hierarchy, assets	(27)	(29)
Ending balance, financial assets	620	44
Financial assets at fair value through the income statement | Reverse repurchase and repurchase agreements | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	(11)
Financial assets at fair value through the income statement | Reverse repurchase and repurchase agreements | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	84	136
Purchases, fair value measurement, assets	45	0
Sales, fair value measurement, assets	0	(8)
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	(7)	(21)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	2	1
Transfers out of Level 3 of fair value hierarchy, assets	(4)	0
Ending balance, financial assets	129	97
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	(2)
Financial assets at fair value through the income statement | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	9	(9)
Assets at fair value through other comprehensive income | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	1,078	11
Purchases, fair value measurement, assets	1,854	60
Sales, fair value measurement, assets	(42)	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(1)
Total gains or losses recognised in OCI, assets	0	(2)
Transfers into Level 3 of fair value hierarchy, assets	0	46
Transfers out of Level 3 of fair value hierarchy, assets	(448)	0
Ending balance, financial assets	2,454	114
Assets at fair value through other comprehensive income | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	1	0
Assets at fair value through other comprehensive income | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	11	0
Assets at fair value through other comprehensive income | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	298	0
Purchases, fair value measurement, assets	0	13
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	46
Transfers out of Level 3 of fair value hierarchy, assets	(248)	0
Ending balance, financial assets	50	59
Assets at fair value through other comprehensive income | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Assets at fair value through other comprehensive income | Corporate debt | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Assets at fair value through other comprehensive income | Loans | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	533	0
Purchases, fair value measurement, assets	1,097	47
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	1,642	47
Assets at fair value through other comprehensive income | Loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	1	0
Assets at fair value through other comprehensive income | Loans | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	11	0
Assets at fair value through other comprehensive income | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	200	3
Purchases, fair value measurement, assets	757	0
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	(1)
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	(200)	0
Ending balance, financial assets	757	2
Assets at fair value through other comprehensive income | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Assets at fair value through other comprehensive income | Asset backed securities | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Assets at fair value through other comprehensive income | Private equity investments | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	4	7
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	0	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	(2)
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	4	5
Assets at fair value through other comprehensive income | Private equity investments | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Assets at fair value through other comprehensive income | Private equity investments | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Assets at fair value through other comprehensive income | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3)
Categories of financial assets [abstract]
Beginning balance, financial assets	43	1
Purchases, fair value measurement, assets	0	0
Sales, fair value measurement, assets	(42)	0
Issues, fair value measurement, assets	0	0
Settlements, fair value measurement, assets	0	0
Total gains or losses recognised in OCI, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Ending balance, financial assets	1	1
Assets at fair value through other comprehensive income | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category trading
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	0	0
Assets at fair value through other comprehensive income | Other | Recurring fair value measurement | Significant unobservable inputs (Level 3) | Financial assets at fair value through profit or loss, category other income
Categories of financial assets [abstract]
Total gains and losses in the period recognised in the income statement, assets	£ 0	£ 0